EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE	Earnings per Common Share

The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2025	2024	2023
Numerator
Net income	$255,605	$228,830	$255,863

Denominator
Basic earnings per common share - weighted average shares	95,284,550	94,404,617	93,938,772
Effect of dilutive securities
Employee stock awards	873,414	1,001,102	1,157,295
Diluted earnings per common share - adjusted weighted average shares	96,157,964	95,405,719	95,096,067

Earnings per share available to common shareholders
Basic	$2.68	$2.42	$2.72
Diluted	$2.66	$2.40	$2.69

Stock options with exercise prices greater than the average market price of the common shares are excluded from the computation of net income per diluted share, as they would be antidilutive.  Using the end of period price of the Company's common shares, there were no antidilutive options at December 31, 2025, 2024, or 2023.
As of December 31, 2025, 2024, and 2023, First Financial was authorized to issue 10,000,000 preferred shares; however, no preferred shares were issued or outstanding.